SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO WEALTHBUILDER PORTFOLIOS
Wells Fargo WealthBuilder Equity Portfolio
Wells Fargo WealthBuilder Tactical Equity Portfolio

Effectively immediately, the Wells Fargo WealthBuilder Equity Portfolio is no longer offered and all references to the Portfolio are hereby removed.

Effective immediately, the Wells Fargo WealthBuilder Tactical Equity Portfolio has changed its name to the Wells Fargo WealthBuilder Equity Portfolio.

July 25, 2016                                                                                                                                                        WBP076/P810SP